Business Combination - Terrapin 3 Acquisition Corporation (Details) ₨ in Thousands, shares in Thousands		1 Months Ended			12 Months Ended
	Dec. 16, 2016 INR (₨) shares	Mar. 31, 2017 INR (₨)	Dec. 31, 2016 INR (₨) EquityInstruments	Jul. 31, 2014 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 INR (₨)
Business Combination
Listing expenses						₨ 4,242,526
Issue of share capital					₨ 3,667,914	1,670,896
Proceeds from exercise of warrants			₨ 7,352
Restricted Stock Unit Plan | RSUs
Business Combination
Conversion ratio of restricted stock units			1
Repurchase period	2 years
Private Placement
Business Combination
Issue of share capital			₨ 1,663,544
Shareholders, certain employees, and holders of warrants and swaps
Business Combination
Contingent Dividend Declared			₨ 2,368,275
Shareholders
Business Combination
Fair value of contingent dividend					0		₨ 0
Employees and warrant holders
Business Combination
Fair value of contingent dividend		₨ 292			₨ 0	292	₨ 0
Business combinations | Restricted Stock Unit Plan | RSUs
Business Combination
Number of equity instruments granted | EquityInstruments			2,000,000
Repurchase period			2 years
Business combinations | TRTL
Business Combination
Warrants outstanding | shares	34,675
Total fair value of consideration transferred	₨ 6,474,133
Listing expenses	4,069,760
Total	2,404,373
Cash and cash equivalent	4,051,557
Current assets	8,285
Accounts payable	(23,797)
Warrants	₨ (1,631,672)
Transaction costs		253,813				₨ 253,813
Transaction costs recognized in profit or loss and other comprehensive loss		172,474
Transaction costs recognized as reduction to equity share premium		₨ 81,339
Business combinations | TRTL | IPO
Business Combination
Proceeds from issuing shares				₨ 14,111,708
Business combinations | TRTL | Class A Common shares
Business Combination
Conversion ratio of shares issued in business combination	1
Business combinations | TRTL | Class F Common shares
Business Combination
Conversion ratio of shares issued in business combination	1
Business combinations | TRTL | Class A Ordinary shares
Business Combination
Number of shares issued | shares	6,794
Business combinations | TRTL | Class F Ordinary shares
Business Combination
Number of shares issued | shares	3,159